Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Most significant investing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed assets acquisitions include:
CAPEX (Note 8)	$ (9,905)	$ (9,632)	$ (6,396)
Acquisition of Materials (net transfers to CAPEX, Note 8)	(1,433)	(474)	(1,062)
Subtotal	(11,338)	(10,106)	(7,458)
Plus: Payments of trade payables originated in prior years acquisitions	(3,342)	(4,832)	(1,367)
Less: Acquisition of fixed assets through incurrence of trade payables	3,862	5,298	3,592
Assets retirement obligations	35	45	53
Mobile handsets lent to customers at no cost	56	54	32
Fixed assets acquisitions, total	(10,727)	(9,541)	(5,148)
Intangible assets acquisitions include:
3G/4G Licenses acquisitions (Note 9)			(2,256)
Total			(2,256)
Other intangible assets acquisitions (Note 9)	(1,238)	(1,754)	(1,448)
Plus: Payments of trade payables originated in prior years acquisitions	(93)	(201)	(116)
SAC acquisitions offset with trade receivables	(313)	(305)	(212)
Less: Acquisition of intangible assets through incurrence of trade payables	673	462	466
Total	$ (971)	$ (1,798)	$ (1,310)